Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Income (loss) for the year		$ 494,642	$ (476,918)
Other comprehensive income (loss):
Changes in the fair value of marketable securities at FVOCI		2,231	(1,657)
Other comprehensive income (loss) for the year	[1]	2,231	(1,657)
Total comprehensive income (loss) for the year		496,873	(478,575)
Attributable to owners of Turquoise Hill		408,519	(152,114)
Attributable to owner of non-controlling interest		88,354	(326,461)
Total comprehensive income (loss) for the year		$ 496,873	$ (478,575)

[1]	No tax charges and credits arose on items recognized as other comprehensive income (loss) in 2020 (2019 nil).